Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and amounts due from depository institutions	$ 8,692	$ 22,065
Interest-earning deposits	108,395	99,062
Total cash and cash equivalents	117,087	121,127
Securities available for sale	1,045	1,098
Securities held to maturity, fair value $213,903 and $166,785; respectively	206,965	165,572
Loans held for sale	5,856	5,572
Loans receivable, net of allowance for loan losses of $10,509 and $8,417; respectively	840,763	773,101
Premises and equipment	13,576	11,359
Property held for sale		1,017
Federal Home Loan Bank of New York Stock	7,498	6,723
Interest receivable	4,997	5,203
Other real estate owned	6,570	3,602
Deferred income taxes	9,940	5,785
Other assets	2,611	6,729
Total Assets	1,216,908	1,106,888
LIABILITIES
Non-interest bearing deposits	78,589	69,471
Interest bearing deposits	899,034	816,817
Total Deposits	977,623	886,288
Long-term Debt	129,531	114,124
Other Liabilities	9,706	7,502
Total Liabilities	1,116,860	1,007,914
STOCKHOLDERS' EQUITY
Preferred stock: 10,000,000 shares authorized; none issued and outstanding	0	0
Common stock, stated value $0.064; 20,000,000 shares authorized, 10,817,901 and 10,144,830 shares respectively, issued; 9,520,056 shares and 9,383,695 shares, respectively, outstanding	692	649
Paid-in capital	91,715	85,327
Treasury stock, at cost, 1,297,845 and 761,135 shares, respectively	(16,327)	(10,760)
Retained Earnings	25,255	23,753
Accumulated other comprehensive income (loss), net of taxes	(1,287)	5
Total Stockholders' equity	100,048	98,974
Total Liabilites and Stockholders' equity	$ 1,216,908	$ 1,106,888